Note 3 - Current Projects (Tables)	12 Months Ended
Jun. 30, 2016
Notes Tables
Equity Method Investment Summarized Financial Information Income Statement [Table Text Block]
Income Statement data:	Year Ended June 30, 2016	Year Ended June 30, 2015
Revenue	$10,247	$8,161
Operating loss	(2,118)	(2,491)
Net loss	(1,473)	(2,045)

Equity Method Investment Summarized Financial Information Balance Sheet [Table Text Block]
Balance sheet data:	As of June 30, 2016	As of June 30, 2015
Current assets	$9,856	$15,398
Noncurrent assets	7,366	8,120
Current liabilities	4,719	8,434
Noncurrent liabilities	—	—
Equity	12,503	15,084